Consolidated Balance Sheets (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Treasury stock, Shares	14.1	8.4
Common stock, shares authorized	350	350
Common stock, shares issued	102.8	102.8
Common stock, shares outstanding	88.7	94.4